Schedule of Investments (unaudited) June 30, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Group Ltd.	516,961	$12,749,327

France — 4.5%
AXA SA	340,653	7,121,034
Cie. de Saint-Gobain(a)	95,870	3,451,028
Engie SA(a)	324,748	4,012,148
L’Oreal SA(a)	43,140	13,842,934
LVMH Moet Hennessy Louis Vuitton SE	47,255	20,725,575
Orange SA	334,585	4,000,276
Sanofi	201,199	20,484,785
Schneider Electric SE	97,011	10,773,758
Societe Generale SA(a)	139,816	2,324,108
TOTAL SA	434,142	16,566,434
Vivendi SA	141,213	3,622,501

		106,924,581

Germany — 3.7%
Allianz SE, Registered	73,204	14,944,139
BASF SE	161,171	9,029,238
Bayer AG, Registered	172,409	12,739,653
Daimler AG, Registered(b)	155,847	6,326,805
Deutsche Bank AG, Registered(a)	362,718	3,448,121
Deutsche Telekom AG, Registered	568,236	9,538,113
E.ON SE	384,697	4,327,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,609	6,395,803
RWE AG	101,367	3,541,884
Siemens AG, Registered	141,712	16,674,004

		86,964,966

Japan — 3.3%
Bridgestone Corp.	108,200	3,479,129
Canon Inc.	190,150	3,762,109
Honda Motor Co. Ltd.	319,500	8,160,377
Mitsubishi UFJ Financial Group Inc.	2,264,000	8,847,406
Nissan Motor Co. Ltd.	419,500	1,552,249
Panasonic Corp.	406,900	3,543,803
Seven & i Holdings Co. Ltd.	140,720	4,591,319
Sony Corp.	221,100	15,132,803
Toyota Motor Corp.	457,800	28,693,920

		77,763,115

Netherlands — 1.1%
ING Groep NV	683,800	4,760,126
Koninklijke Philips NV(a)	157,465	7,343,095
Unilever NV	256,350	13,604,197

		25,707,418

South Korea — 1.7%
Samsung Electronics Co. Ltd., GDR(c)	35,827	39,517,181
Samsung Electronics Co. Ltd., New, GDR(c)	35	38,605

		39,555,786

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,170,050	4,026,530
Banco Santander SA(a)	2,916,537	7,123,028
Repsol SA	253,239	2,214,536
Telefonica SA	801,713	3,824,186

		17,188,280

Switzerland — 6.9%
ABB Ltd., Registered	338,575	7,621,555
Credit Suisse Group AG, Registered	426,003	4,405,021

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	523,207	$57,834,100
Novartis AG, Registered	433,504	37,707,139
Roche Holding AG, Bearer	4,840	1,660,071
Roche Holding AG, NVS	123,274	42,717,553
Swiss Re AG	51,116	3,941,254
UBS Group AG, Registered	673,134	7,746,848

		163,633,541

United Kingdom — 6.5%
Anglo American PLC	240,947	5,565,470
AstraZeneca PLC	230,211	23,953,438
Aviva PLC	690,729	2,335,081
Barclays PLC	2,858,931	4,041,883
BP PLC	3,550,689	13,477,581
Diageo PLC	410,870	13,613,204
GlaxoSmithKline PLC	876,080	17,715,949
HSBC Holdings PLC	3,622,003	16,943,672
National Grid PLC	658,634	8,050,195
Prudential PLC	453,818	6,832,590
Rio Tinto PLC	172,013	9,668,416
Royal Dutch Shell PLC, Class A	720,272	11,453,895
Royal Dutch Shell PLC, Class B	650,601	9,839,528
Standard Chartered PLC	466,365	2,536,036
Vodafone Group PLC	4,702,906	7,487,943

		153,514,881

United States — 70.6%
3M Co.	100,913	15,741,419
Abbott Laboratories	310,393	28,379,232
Alphabet Inc., Class A(a)	52,712	74,748,252
Alphabet Inc., Class C, NVS(a)	51,362	72,605,837
Amazon.com Inc.(a)	73,565	202,952,593
American Tower Corp.	77,787	20,111,051
Aon PLC, Class A	40,556	7,811,086
Apple Inc.	715,682	261,080,794
Bristol-Myers Squibb Co.	397,629	23,380,585
Caterpillar Inc.	95,044	12,023,066
Chevron Corp.	327,782	29,247,988
Citigroup Inc.	365,986	18,701,885
Coca-Cola Co. (The)	678,313	30,307,025
Colgate-Palmolive Co.	150,295	11,010,612
DuPont de Nemours Inc.	129,253	6,867,212
Emerson Electric Co.	104,948	6,509,924
Exxon Mobil Corp.	742,071	33,185,415
Ford Motor Co.	685,506	4,167,876
General Electric Co.	1,535,204	10,485,443
Goldman Sachs Group Inc. (The)	54,519	10,774,045
Honeywell International Inc.	123,253	17,821,151
HP Inc.	251,281	4,379,828
Intel Corp.	743,814	44,502,392
International Business Machines Corp.	155,802	18,816,208
Johnson & Johnson	462,354	65,020,843
Johnson Controls International PLC	130,724	4,462,917
JPMorgan Chase & Co.	533,815	50,210,639
Kimberly-Clark Corp.	59,754	8,446,228
Marsh & McLennan Companies Inc.	89,503	9,609,937
McDonald’s Corp.	130,535	24,079,791
Merck & Co. Inc.	443,428	34,290,287
Microsoft Corp.	1,331,709	271,016,099
Morgan Stanley	209,928	10,139,522
Nike Inc., Class B	217,649	21,340,484

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PepsiCo Inc.	243,544	$32,211,129
Pfizer Inc.	977,740	31,972,098
Philip Morris International Inc.	273,246	19,143,615
Procter & Gamble Co. (The)	434,588	51,963,687
Raytheon Technologies Corp.	258,085	15,903,198
Texas Instruments Inc.	161,152	20,461,469
Walmart Inc.	248,520	29,767,726

		1,665,650,588

Total Common Stocks — 99.6% (Cost: $1,873,462,902)		2,349,652,483

Rights

Spain — 0.0%
Repsol SA, (Expires 07/09/20)(a)	250,389	121,855
Telefonica SA, (Expires 07/06/20)(a)	757,446	148,962

		270,817

Total Rights — 0.0% (Cost: $302,714)		270,817

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	1,880,019	1,882,463

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.13%(d)(e)	3,486,000	$3,486,000

		5,368,463

Total Short-Term Investments — 0.2% (Cost: $5,365,321)		5,368,463

Total Investments in Securities — 99.8% (Cost: $1,879,130,937)		2,355,291,763

Other Assets, Less Liabilities — 0.2%		4,585,641

Net Assets — 100.0%		$2,359,877,404

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,118,093	(14,238,074)	1,880,019	$1,882,463	$18,025	(b)	$18,481		$947
BlackRock Cash Funds: Treasury, SL Agency Shares	4,906,000	(1,420,000)	3,486,000	3,486,000	2,173		—		—

				$5,368,463	$20,198		$18,481		$947

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	35	09/18/20	$1,267	$8,136
FTSE 100 Index	12	09/18/20	912	(7,785)
S&P 500 E-Mini Index	48	09/18/20	7,416	70,045

				$70,396

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global 100 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,349,652,483	$—	$—	$2,349,652,483
Rights	270,817	—	—	270,817
Money Market Funds	5,368,463	—	—	5,368,463

	$2,355,291,763	$—	$—	$2,355,291,763

Derivative financial instruments(a)
Assets
Futures Contracts	$78,181	$—	$—	$78,181
Liabilities
Futures Contracts	(7,785)	—	—	(7,785)

	$70,396	$—	$—	$70,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

GDR	Global Depositary Receipt
NVS	Non-Voting Shares

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